Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets [Abstract]
Staff advances	$ 312	$ 293
Prepayment for products	1,008
Advance to OEM	3,662	3,739
Rental and other deposits	1,203	1,048
VAT recoverable	2,189	963
Loan to third parties	1,469	519
Receivable from an agent	6,318
Others	79	37
Prepaid expenses and other current assets	$ 16,240	$ 6,599